                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: MAR 31, 2004
                                              --------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Hamilton Investment Management LLC
          ---------------------------------------------
 Address: 415 Madison Ave
          ---------------------------------------------
          New York, NY 10017
          ---------------------------------------------

 Form 13F File Number:    028-10423
                          ---------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    James Wohlmacher
          -----------------------------------------------------------
 Title:   Chief Operating Officer, Hamilton Investment Management LLC
          -----------------------------------------------------------
 Phone:   (212) 527-8448
          -----------------------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ James Wohlmacher      New York, NY                  5-14-04
 ------------------------ ----------------------------- -------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        -----------------        --------------------------
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      None
                                         -------------------
Form 13F Information Table Entry Total:                   93
                                         -------------------
Form 13F Information Table Value Total:              569,804
                                         -------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      --------------------          --------------------
     [Repeat as necessary.]

-------------------------------------------------------------------------------------------
         Name of Issuer                   Title or Class        Cusip        Value (000)
-------------------------------------------------------------------------------------------
 January 06 Calls on EK US                     Call           50025R9M0            1,560
 January 05 Calls on AWE US                    Call           00209M9AB              656
 COMPANHIA DE BEBIDAS-PR ADR               Common Stock       20441W203            1,200
 ARMSTRONG HOLDINGS INC                    Common Stock       042384107               62
 AMEREN CORPORATION                        Common Stock       023608102            5,070
 ALLEGIANT BANCORP INC                     Common Stock       017476102            7,209
 AVADO BRANDS INC                          Common Stock       05336P108                3
 A T & T WIRELESS SERVICES                 Common Stock       00209A106            8,544
 CROWN HOLDINGS INC                        Common Stock       228368106              186
 COMCAST CORP-CL A                         Common Stock       20030N101            7,904
 COMCAST CORP-SPECIAL CL A                 Common Stock       20030N200            5,559
 PROGRESS ENERGY INC-CVO                   Common Stock       743263AA3               56
 DOMINION RESOURCES INC/VA                 Common Stock       25746U109            5,305
 THE WALT DISNEY CO.                       Common Stock       254687106            7,280
 DPL INC                                   Common Stock       233293109            1,031
 ENTERGY CORP                              Common Stock       29364G103            5,653
 EXELON CORP                               Common Stock       30161N101            6,543
 FLEETBOSTON FINANCIAL CORP                Common Stock       339030108           16,680
 FIRSTENERGY CORP                          Common Stock       337932107            5,471
 FPL GROUP INC                             Common Stock       302571104            3,677
 GREENPOINT FINANCIAL CORP                 Common Stock       395384100           10,490
 JOHN HANCOCK FINANCIAL SRVCS              Common Stock       41014S106           11,193
 KOHLS CORP                                Common Stock       500255104            3,543
 MONY GROUP INC                            Common Stock       615337102            2,641
 ALTRIA GROUP INC                          Common Stock       02209S103            2,178
 NISOURCE INC                              Common Stock       65473P105            2,231
 NORTHPOINT COMMUNICATIONS                 Common Stock       666610100                -
 NISOURCE INC-SAILS                        Common Stock       65473P600              881
 BANK ONE CORP                             Common Stock       06423A103            3,172
 PATRIOT BANK CORP                         Common Stock       70335P103            1,471
 P G & E CORP                              Common Stock       69331C108            3,187
 PRICE COMMUNICATIONS CORP                 Common Stock       741437305              868
 REPUBLIC BANCSHARES INC                   Common Stock       759929102              741
 SCANA CORP                                Common Stock       80589M102            2,828
 SEMPRA ENERGY                             Common Stock       816851109            8,745
 TRAVELERS PROP CASUALT-B                  Common Stock       89420G406              271
 TEXAS GENCO HOLDINGS INC                  Common Stock       882443104            1,430
 THERASENSE INC                            Common Stock       883381105            6,113
 TXU CORP                                  Common Stock       873168108            9,458
 USG CORP                                  Common Stock       903293405              481
 VECTOR GROUP LTD                          Common Stock       92240M108            1,317
 WELLPOINT HEALTH NETWORKS                 Common Stock       94973H108            6,152
 AMR CORPORATION                         Convertible Bond     001765BB1              885
 AFFILIATED MANAGERS GRP                 Convertible Bond     008252AC2           22,228
 AFFILIATED MANAGERS GRP                 Convertible Bond     008252AE8            6,806
 AMERICA WEST AIRLINES                   Convertible Bond     023650AL8              861
 AMGEN INC                               Convertible Bond     031162AE0           13,785
 ANIXTER INTL INC                        Convertible Bond     035290AD7           12,384
 ANIXTER INTL INC                        Convertible Bond     035290AF2           10,459
 ATMEL CORP                              Convertible Bond     049513AE4              435
 COUNTRYWIDE FINANCIAL                   Convertible Bond     222372AE4           22,434
 EQUINIX INC                             Convertible Bond     29444UAD8            6,923
 FLEMING COMPANIES INC                   Convertible Bond     339130AR7                2
 FOSTER WHEELER LTD                      Convertible Bond     35024PAB8              570
 GENERAL MILLS INC                       Convertible Bond     370334AU8           41,332
 HCC INSURANCE HOLDINGS                  Convertible Bond     404132AB8            7,110
 INFINITY INC                            Convertible Bond     45663LAC0              403
 INTELLISYNC CORP                        Convertible Bond     458176AA2            5,137
 KELLSTROM INDS INC                      Convertible Bond     488035AC0              348
 KELLSTROM INDUSTRIES INC                Convertible Bond     488035AE6              144
 LEHMAN BROS HOLDINGS INC                Convertible Bond     524908EC0           20,021
 MANDALAY RESORT GROUP                   Convertible Bond     562567AK3            4,021
 MEDICIS PHARMACEUTICAL                  Convertible Bond     58470KAA2            8,140
 MEDTRONIC INC                           Convertible Bond     585055AB2           57,940
 MESA AIR GROUP INC                      Convertible Bond     590479AA9            3,553
 MESA AIR GROUP INC                      Convertible Bond     590479AB7              474
 NABORS INDUSTRIES INC                   Convertible Bond     629568AK2            9,814
 NEUBERGER BERMAN INC                    Convertible Bond     641234AC3               99
 NEXTEL COMMUNICATIONS                   Convertible Bond     65332VAY9            5,042
 NEXTEL PARTNERS INC                     Convertible Bond     65333FAL1            3,636
 NEXTEL PARTNERS INC                     Convertible Bond     65333FAP2            6,170
 NORTHWEST AIRLNS CORP                   Convertible Bond     667280AD3            2,666
 OMNICOM GROUP INC                       Convertible Bond     681919AK2           18,442
 OMNICOM GROUP                           Convertible Bond     681919AN6            7,148
 OMNICOM GROUP                           Convertible Bond     681919AP1            7,659
 PEGASUS SOLUTIONS INC                   Convertible Bond     705906AB1            2,332
 ROYAL CARIBBEAN CRUISES                 Convertible Bond     780153AK8            7,488
 ROYAL CARIBBEAN CRUISES                 Convertible Bond     780153AM4            6,243
 SCIOS INC                               Convertible Bond     808905AB9            2,390
 SEPRACOR INC                            Convertible Bond     817315AR5            1,609
 SEPRACOR INC                            Convertible Bond     817315AS3            1,706
 SIRIUS SATELLITE RADIO                  Convertible Bond     82966UAB9           10,200
 TOWER AUTOMOTIVE INC                    Convertible Bond     891707AE1            2,176
 VECTOR GROUP LTD                        Convertible Bond     92240MAC2            4,018
 VERTEX PHARMACEUTICALS                  Convertible Bond     92532FAE0              653
 BUDGET GROUP CAPITAL TR                 Preferred Stock      119001303                -
 MCI WORLDCOM INC                        Preferred Stock      55267Y206              274
 NEWS CORP FINANCE TR II                 Preferred Stock      65248V205           22,174
 NEWS CORP FINANCE TR II                 Preferred Stock      65248V304           16,630
 WASHINGTON MUTUAL INC                   Preferred Stock      939322848           10,344
 January 05 Puts on KSS US                     Put            50025R9M0              990
 ORBITAL SCIENCE CORP-CW06                   Warrant          685564148            4,465
 SUNTERRA CORP-CW07                          Warrant          86787D117                1



---------------------------------------------------------------------------------------------------------------
 Shares/Prin Amnt      Shr/Put/Call         Investment Discretion       Other Managers        Sole Voting Auth
---------------------------------------------------------------------------------------------------------------
      3,000              Call                     sole                     N/A                         3,000
      1,600              Call                     sole                     N/A                         1,600
     60,000           Common Stock                sole                     N/A                        60,000
     52,200           Common Stock                sole                     N/A                        52,200
    110,000           Common Stock                sole                     N/A                       110,000
    245,136           Common Stock                sole                     N/A                       245,136
     75,376           Common Stock                sole                     N/A                        75,376
    627,800           Common Stock                sole                     N/A                       627,800
     20,000           Common Stock                sole                     N/A                        20,000
    275,000           Common Stock                sole                     N/A                       275,000
    199,405           Common Stock                sole                     N/A                       199,405
    200,000           Common Stock                sole                     N/A                       200,000
     82,500           Common Stock                sole                     N/A                        82,500
    291,300           Common Stock                sole                     N/A                       291,300
     55,000           Common Stock                sole                     N/A                        55,000
     95,000           Common Stock                sole                     N/A                        95,000
     95,000           Common Stock                sole                     N/A                        95,000
    371,500           Common Stock                sole                     N/A                       371,500
    140,000           Common Stock                sole                     N/A                       140,000
     55,000           Common Stock                sole                     N/A                        55,000
    240,000           Common Stock                sole                     N/A                       240,000
    256,200           Common Stock                sole                     N/A                       256,200
     73,300           Common Stock                sole                     N/A                        73,300
     84,000           Common Stock                sole                     N/A                        84,000
     40,000           Common Stock                sole                     N/A                        40,000
    105,000           Common Stock                sole                     N/A                       105,000
    150,000           Common Stock                sole                     N/A                       150,000
    346,800           Common Stock                sole                     N/A                       346,800
     58,178           Common Stock                sole                     N/A                        58,178
     50,250           Common Stock                sole                     N/A                        50,250
    110,000           Common Stock                sole                     N/A                       110,000
     55,300           Common Stock                sole                     N/A                        55,300
     24,671           Common Stock                sole                     N/A                        24,671
     80,000           Common Stock                sole                     N/A                        80,000
    275,000           Common Stock                sole                     N/A                       275,000
     15,700           Common Stock                sole                     N/A                        15,700
     40,000           Common Stock                sole                     N/A                        40,000
    226,758           Common Stock                sole                     N/A                       226,758
    330,000           Common Stock                sole                     N/A                       330,000
     27,500           Common Stock                sole                     N/A                        27,500
     77,469           Common Stock                sole                     N/A                        77,469
     54,100           Common Stock                sole                     N/A                        54,100
  1,000,000         Convertible Bond              sole                     N/A                     1,000,000
 20,920,000         Convertible Bond              sole                     N/A                    20,920,000
  5,000,000         Convertible Bond              sole                     N/A                     5,000,000
  2,000,000         Convertible Bond              sole                     N/A                     2,000,000
 18,350,000         Convertible Bond              sole                     N/A                    18,350,000
 26,700,000         Convertible Bond              sole                     N/A                    26,700,000
 22,550,000         Convertible Bond              sole                     N/A                    22,550,000
  1,000,000         Convertible Bond              sole                     N/A                     1,000,000
 15,000,000         Convertible Bond              sole                     N/A                    15,000,000
  6,000,000         Convertible Bond              sole                     N/A                     6,000,000
  1,750,000         Convertible Bond              sole                     N/A                     1,750,000
  1,000,000         Convertible Bond              sole                     N/A                     1,000,000
 58,325,000         Convertible Bond              sole                     N/A                    58,325,000
  6,500,000         Convertible Bond              sole                     N/A                     6,500,000
  1,034,995         Convertible Bond              sole                     N/A                     1,034,995
  5,000,000         Convertible Bond              sole                     N/A                     5,000,000
  8,690,000         Convertible Bond              sole                     N/A                     8,690,000
  3,588,000         Convertible Bond              sole                     N/A                     3,588,000
 20,000,000         Convertible Bond              sole                     N/A                    20,000,000
  3,000,000         Convertible Bond              sole                     N/A                     3,000,000
  5,500,000         Convertible Bond              sole                     N/A                     5,500,000
 56,000,000         Convertible Bond              sole                     N/A                    56,000,000
  7,500,000         Convertible Bond              sole                     N/A                     7,500,000
  1,000,000         Convertible Bond              sole                     N/A                     1,000,000
 10,177,000         Convertible Bond              sole                     N/A                    10,177,000
    113,000         Convertible Bond              sole                     N/A                       113,000
  5,000,000         Convertible Bond              sole                     N/A                     5,000,000
  2,000,000         Convertible Bond              sole                     N/A                     2,000,000
  5,000,000         Convertible Bond              sole                     N/A                     5,000,000
  3,000,000         Convertible Bond              sole                     N/A                     3,000,000
 18,300,000         Convertible Bond              sole                     N/A                    18,300,000
  7,000,000         Convertible Bond              sole                     N/A                     7,000,000
  7,500,000         Convertible Bond              sole                     N/A                     7,500,000
  2,460,000         Convertible Bond              sole                     N/A                     2,460,000
 13,722,000         Convertible Bond              sole                     N/A                    13,722,000
  8,750,000         Convertible Bond              sole                     N/A                     8,750,000
  2,000,000         Convertible Bond              sole                     N/A                     2,000,000
  1,000,000         Convertible Bond              sole                     N/A                     1,000,000
  1,000,000         Convertible Bond              sole                     N/A                     1,000,000
  9,500,000         Convertible Bond              sole                     N/A                     9,500,000
  2,255,000         Convertible Bond              sole                     N/A                     2,255,000
  4,470,000         Convertible Bond              sole                     N/A                     4,470,000
    700,000         Convertible Bond              sole                     N/A                       700,000
     50,000         Preferred Stock               sole                     N/A                        50,000
     25,500         Preferred Stock               sole                     N/A                        25,500
     20,000         Preferred Stock               sole                     N/A                        20,000
     15,000         Preferred Stock               sole                     N/A                        15,000
    175,000         Preferred Stock               sole                     N/A                       175,000
      1,500              Put                      sole                     N/A                         1,500
      4,000            Warrant                    sole                     N/A                         4,000
     42,173            Warrant                    sole                     N/A                        42,173